Document and Entity Information	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2024
Entity File Number	001-41121
Entity Registrant Name	HashiCorp, Inc.
Entity Central Index Key	0001720671
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0410665
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	301-3250
Title of 12(b) Security	Class A Common Stock, par value $0.000015 per share
Trading Symbol	HCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false